Financial Risk Management	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Financial Risk Management
4	Financial risk management
The main risks related to the financial instruments are credit risk, market risk, and liquidity risk, as defined below: The management of such risks involves various levels in the Entity and comprehends a number of policies and strategies. The Group’s risk management focuses on the unpredictability of financial markets and seeks to mitigate potential adverse impacts on the Group’s financial performance.

4.1	Financial risk factors
This note explains the Group’s exposure to financial risks and how these risks could affect the Group’s future financial performance. Current year profit and loss information has been included where relevant to add further context.

The Group’s risk management is predominantly controlled by a risk assessment department under process and controls approved by the management. The management provides written process and controls for overall risk management, as well as policies covering specific areas, such as foreign exchange risk, interest rate risk, credit risk, use of derivative financial instruments and non-derivative
financial instruments, and investment of excess liquidity.

(a)	Credit risk
Credit risk arises from cash and cash equivalents, contractual cash flows of debt investments carried at amortized cost, at fair value through profit or loss (FVTPL), and deposits with banks and financial institutions, as well as credit exposures to wholesale and retail customers, including outstanding receivables.
(i) Risk management
Vinci’s treasury manages credit risk on a group basis. As of December 31, 2022, and 2021 the expected credit losses are considered immaterial due to the short maturities of the deposits and the credit quality of the counterparty, which have a credit rating AAA evaluated by Fitch Ratings. The Entity has not suffered any losses from cash and cash equivalents since inception. Vinci’s treasury review expected credit losses on a regular basis.
(ii) Impairment of financial assets
The Group has the following types of financial assets that are subject to the expected credit loss model:

•	Accounts receivable.

•	Debt investments carried at amortized cost.
While cash and cash equivalents are also subject to the impairment requirements of IFRS 9, the identified impairment loss was immaterial.

(b)	Market risk
(i) Foreign exchange risk
The Group’s exposure to foreign currency risk at the end of the reporting period, expressed in functional currency units, was as follows:
At the reporting date, the carrying amount value of the Group’s assets and liabilities held in US Dollars were as follows:

	12/31/2022	12/31/2021
Balance sheet

Cash and cash equivalents	30,087	20,990
Accounts receivable	13,823	9,477
Other receivables	1,618	15,411

Current assets	45,528	45,878

Leases, property and equipment	3,596	3,216

Non-current assets	3,596	3,216

Trade payables	1,657	2,011
Labor and social security obligations	7,295	9,521

Current liabilities	8,952	11,532

Payables to related parties	608	282
Lease	1,973	3,104

Non-current liabilities	2,581	3,386

Net Equity	37,591	34,176

The aggregate net foreign exchange gains/losses recognized in profit or loss were:

	12/31/2022	12/31/2021	12/31/2020
Net foreign exchange result

Financial revenue	2,514	—	416
Financial expense	(2,986)	(372)	(193)

Net foreign exchange result, net	(472)	(372)	223

The Group operates internationally and is exposed to foreign exchange risk, exclusively the US dollar.
Foreign exchange risk arises from commercial transactions and recognized assets and liabilities denominated in a currency that is not the functional currency of the Group.
(ii) interest rate risk
The Group’s profit or loss is sensitive to higher/lower interest income from cash equivalents and fixed income funds as a result of changes in interest rates.
(iii) Price risk
The Group’s exposure to investment securities price risk arises from investments held by the group and classified in the balance sheet at fair value through profit or loss (note 5).
To manage its price risk arising from investments in investment securities, the group diversifies its portfolio. Diversification of the portfolio is done in accordance with the limits set by the Group.
The majority of the Group’s financial investments that are exposed to significant price risk are the private equity investments and investments held by Monalisa FIM. Note 5(d) demonstrates the sensitivity analyses of impact for the assets held by the Group.

(c)	Liquidity risk
Prudent liquidity risk management implies maintaining sufficient cash and marketable securities and the availability of funding through an adequate amount of committed credit facilities to meet obligations when due and to close out market positions. At the end of the reporting period the Group held bank deposits and certificate of deposits of R$ 136,581 (12/31/2021 – R$ 102,569) that are expected to readily generate cash inflows for managing liquidity risk.
Net debt reconciliation
This section sets out an analysis of net debt and the movements in net debt for each of the years presented.

	12/31/2022	12/31/2021
Cash and cash equivalents	136,581	102,569
Financial instruments at fair value through profit or loss (i)	1,243,764	1,372,926
Trade payables	(1,247)	(831)
Labor and social security obligations	(90,700)	(106,299)
Accounts payable	(7,328)	(10,677)
Lease liabilities	(86,211)	(85,544)
Commercial Notes	(83,212)	—
Consideration payable	(43,579)	—
Contingent consideration	(48,499)	—

Net debt	1,019,569	1,272,144

(i)	Comprised of liquid and illiquid investments. Liquid investments are current assets that are traded in an active market. Illiquid investments are comprised of assets that trade infrequently.

	Financial liabilities			Other assets
	Payables	Loans and obligations	Lease liabilities	Cash and cash equivalents	Financial instruments at fair value through profit or loss
Net debt as at
December 31, 2020	(167,591)	—	(106,199)	83,449	8,253
Cash flow and dividends provision	49,784	—	21,790	15,999	1,340,393

Fair value adjustment	—	—	—	3,121	24,280

Addition and finance expenses accrual	—	—	(823)	—	—

Foreign exchange adjustments	—	—	—	—	—

Other changes (i)	—	—	(312)	—	—

December 31, 2021	(117,807)	—	(85,544)	102,569	1,372,926

Cash flow and dividends provision	18,532	—	24,440	26,599	(215,046)

Fair value adjustment	—	—	—	7,413	85,884

Addition and finance expenses accrual	—	(175,290)	(25,197)	—	—

Foreign exchange adjustments	—	—	—	—	—

Other changes (i)	—	—	90	—	—

December 31, 2022	(99,275)	(175,290)	(86,211)	136,581	1,243,764

(i)	Other changes include non-cash movements, including Cumulative Translation Adjustments (“CTA”) which are presented as in other comprehensive income statement.
Maturities of financial liabilities
The tables below analyze the Group’s financial liabilities into relevant maturity groupings based on their contractual maturities for significant financial liabilities.

Contractual maturities of financial liabilities at December 31, 2022	Less than 1 year	Between 1 and 3 years	Over 3 years	Total	Carrying amount

Trade payables	(1,247)	—	—	(1,247)	(1,247)
Labor and social security obligations	(87,732)	(2,968)	—	(90,700)	(90,700)
Lease liabilities	(24,147)	(45,878)	(43,356)	(113,381)	(86,211)
Accounts payable	(7,328)	—	—	(7,328)	(7,328)
Loans and financing	(20,876)	(104,761)	(90,890)	(216,527)	(175,290)

Total	(141,330)	(153,607)	(134,246)	(429,183)	(360,776)

Contractual maturities of financial liabilities at December 31, 2021	Less than 1 year	Between 1 and 3 years	Over 3 years	Total	Carrying amount

Trade payables	(831)	—	—	(831)	(831)
Labor and social security obligations	(106,299)	—	—	(106,299)	(106,299)
Lease liabilities	(22,304)	(41,452)	(57,008)	(120,764)	(85,544)
Accounts payable	(10,677)	—	—	(10,677)	(10,677)

Total	(140,111)	(41,452)	(57,008)	(238,571)	(203,351)

The amounts disclosed in the table below are the lease liabilities contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

Contractual maturities of financial liabilities At 31 December 2022	Rio de Janeiro Office (BM336)	São Paulo Office	NY Office (3rd Avenue)	Total contractual cash flows	Carrying amount non-current liabilities

2024	(20,110)	(5,013)	(1,044)	(26,167)	(21,681)
2025	(15,742)	(5,013)	—	(20,755)	(15,186)
2026	(9,625)	(1,253)	—	(10,878)	(8,108)
2027	(9,625)	—	—	(9,625)	(5,541)
2028	(9,625)	—	—	(9,625)	(4,905)
2029	(9,625)	—	—	(9,625)	(4,343)
2030	(5,615)	—	—	(5,615)	(2,300)

Total	(79,967)	(11,279)	(1,044)	(92,290)	(62,064)

Contractual maturities of financial liabilities At 31 December 2021	Rio de Janeiro Office (BM336)	São Paulo Office	NY Office (3rd Avenue)	Total contractual cash flows	Carrying amount non-current liabilities

2023	(18,990)	(1,216)	(1,116)	(21,322)	(18,788)
2024	(18,990)	—	(1,140)	(20,130)	(14,940)
2025	(14,905)	—	—	(14,905)	(9,784)
2026	(9,186)	—	—	(9,186)	(5,288)
2027	(9,186)	—	—	(9,186)	(4,682)
2028	(9,186)	—	—	(9,186)	(4,145)
2029	(9,186)	—	—	(9,186)	(3,670)
2030	(5,359)	—	—	(5,359)	(1,943)

Total	(94,988)	(1,216)	(2,256)	(98,460)	(63,240)

(d)	Sensitivity analysis
The Group monitors and evaluates the market risk related to its financial investments portfolio periodically to assess its volatility, through changes that can significantly impact its financial results. Considering a period of one day and the historical results over the past year, the following Value at Risk (VAR) parameters were used:

•	0.18% (or R$ 2.4 million) of the financial investment portfolio for a confidence interval of 95% on December 31, 2022 (0.16% or R$ 2.26 million on December 31, 2021).

•	0.30% (or R$ 3.95 million) of the financial investment portfolio for a confidence interval of 99% on December 31, 2022 (0.23% or R$ 3.31 million on December 31, 2021).
Additionally, the Group evaluated the financial investment portfolio on December 31, 2022 and 2021, through stress scenarios according to the main risk factors related to its investments, as presented in the table below:

Financial Impact (**)
Risk Factor	Variation in	Stress Scenario (*)	12/31/2022	12/31/2021

Current inflation	Inflation index	-100bps	1.6	15.3

Exchange traded real estate funds	Share prices	-10%	(17.9)	(10.9)

Brazilian stock prices	Share prices	-10%	(5.8)	(7.4)

Fixed-rate offshore rates	US yield curve	-100bps	(1.8)	(7.7)

Foreign exchange rate	Foreign exchange rates	10% (***)	4.1	5.0

Domestic base overnight rate	Domestic base overnight rate	-100bps	(6.9)	(8.0)

(*)	bps - basis point (1bps = 0,01%)
(**)	In millions of Brazilian reais
(***)	Brazilian reais devaluation against US Dollars
An equal change in the opposite direction of the stress scenario would have affected the financial investment portfolio by a similar amount, on the basis that all other variables remain constant.